Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,369,202		¥ 2,174,283		¥ 1,375,292
Income before Income Taxes		391,302		344,017	[1]	286,339	[1]
Geography Eliminations
Segment Reporting Information [Line Items]
Total Revenues		0		(2,214)		(26,607)
Income before Income Taxes		0		(463)	[1]	(12,182)	[1]
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	186,186		209,923		131,797
Income before Income Taxes	[2]	74,546		32,382	[1]	42,901	[1]
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[3]	355,434	[4]	363,964		292,675
Income before Income Taxes	[3]	74,962	[4]	84,035	[1]	44,178	[1]
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		1,827,582		1,602,610		977,427
Income before Income Taxes		¥ 241,794		¥ 228,063	[1]	¥ 211,442	[1]

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
[2]	Mainly the United States
[3]	Mainly Asia, Europe, Australasia and Middle East
[4]	Robeco, one of the Company's subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, "Other" locations include the total revenues and the income before income taxes of Robeco for fiscal 2014, 2015 and 2016, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in the Americas and ¥52,169 million in other for fiscal 2014, ¥99,059 million in the Americas and ¥96,966 million in other for fiscal 2015, and ¥108,446 million in the Americas and ¥76,726 million in other for fiscal 2016.